Goodwill and Intangible Assets - Schedule of Intangible Asset Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 1,002,733	$ 1,023,151
Accumulated amortization	(444,960)	(320,198)
Definite-lived intangible assets, net	557,773	702,953
Indefinite-lived intangible assets	622	273
Total intangible assets, net	558,395	703,226
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 962,842	978,776
Estimated useful lives of intangible asset	10 years
2.0 Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 17,000	17,000
Estimated useful lives of intangible asset	8 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 7,524	6,518
Estimated useful lives of intangible asset	5 years
Space Monkey Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 7,100	7,100
Estimated useful lives of intangible asset	6 years
CMS and Other Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 7,067	7,067
Estimated useful lives of intangible asset	5 years
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 1,200	2,000
Wireless Internet Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross		4,690
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	2 years
Minimum [Member] | Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	2 years
Minimum [Member] | Wireless Internet Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	2 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	10 years
Maximum [Member] | Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	3 years
Maximum [Member] | Wireless Internet Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	3 years
IP Addresses [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 564	214
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 58	$ 59